Vista Outdoor Inc. - 10-K Employee Benefit Plans (Tables)	12 Months Ended
Mar. 31, 2024
Vista Outdoor Inc.
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of expected future benefit payments
The following benefit payments, which reflect expected future service, are expected to be paid primarily out of the pension trust:

Fiscal year 2025	$14,854
Fiscal year 2026	13,488
Fiscal year 2027	13,212
Fiscal year 2028	13,113
Fiscal year 2029	13,439
Fiscal years 2030 through 2034	61,959